EXHIBIT 99.2

John Deere Owner Trust 2017

Statement to Certificateholders

$240,000,000   Class A-1  0.88%  Asset Backed Notes due March 15, 2018

$218,000,000   Class A-2  1.50%  Asset Backed Notes due October 15, 2019

$225,000,000   Class A-3  1.78%  Asset Backed Notes due April 15, 2021

$75,640,000   Class A-4  2.11%  Asset Backed Notes due December 15, 2023

$19,453,285 Overcollateralization

Payment Date:				15-Nov-17

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$34,631,807.30
		per $1,000 original principal amount:		$144.30

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$34,631,807.30

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$38,463.11
			per $1,000 original principal amount:	$0.16

		(ii)	Class A-2 Notes:	$272,500.00
			per $1,000 original principal amount:	$1.25

		(iii)	Class A-3 Notes:	$333,750.00
			per $1,000 original principal amount:	$1.48

		(iv)	Class A-4 Notes:	$133,000.33
			per $1,000 original principal amount:	$1.76

		(v)	Total:	$777,713.44

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$570,948,802.46

	(b)	Note Value at end of related Collection Period:		$555,911,167.10

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		19,453,285.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$17,817,882.50
		(ii)	A-1 Note Pool Factor:	0.0742412

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$218,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$225,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$75,640,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$505,272.11
		(i) per $1,000 original principal amount:	$0.63
	(b)	Amount of Servicing Fee earned:	$505,272.11
	(c)	Amount of Servicing Fee paid:	$505,272.11
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,427,179.99

(11)	(i)	Amount in Reserve Account:	$7,780,933.00
	(ii)	Specified Reserve Account Balance:	$7,780,933.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$6,485,541.67
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.14%

(13)	(i)	Aggregate amount of net losses for the collection period:	$78,061.89
	(ii)	Cumulative amount of net losses:	$1,270,174.53
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.16%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$617,553.09
		(ii) % of Pool Balance:	0.10%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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